Pension and Other Postretirement Benefits, Pension Contributions in the Next Twelve Months (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
US Plans [Member]
Contributions to the various plans in the next twelve months [Abstract]
Defined benefit plans	$ 99
Multi-employer plans	0
Total estimated future employer contributions in next fiscal year for defined benefit plans and multi-employer plans	99
Non-US Plans [Member]
Contributions to the various plans in the next twelve months [Abstract]
Defined benefit plans	101
Multi-employer plans	8
Total estimated future employer contributions in next fiscal year for defined benefit plans and multi-employer plans	$ 109